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# FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

SEC MAIL PROCESSING RECEIVED DEC 30 2003 WASH. D.C. 155 SECTION

## FORM D

## NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

| SEC USE ONLY | |
|---|---|
| Prefix | Serial |
| DATE RECEIVED | |

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
Brookwood Biscayne Tower Investors, LLC

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE
Type of Filing: ☒ New Filing ☐ Amendment

PROCESSED DEC 31 2003 THOMSON FINANCIAL

### A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
Brookwood Biscayne Tower Investors, LLC

| Address of Executive Offices (Number and Street, City, State, Zip Code) | Telephone Number (Including Area Code) |
|---|---|
| 50 Dunham Road, Beverly, MA 01915 | 978.927.8300 |
| Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices) same as above | Telephone Number (Including Area Code) same as above |

Brief Description of Business

To acquire and operate a 30-story, Class B office building located on Biscayne Boulevard in Miami, Florida.

Type of Business Organization
☐ corporation ☐ limited partnership, already formed ☒ other (please specify):
☐ business trust ☐ limited partnership, to be formed Limited liability company

Actual or Estimated Date of Incorporation or Organization: Month 0 8 Year 0 3 ☒ Actual ☐ Estimated
Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) D E

**GENERAL INSTRUCTIONS**

**Federal:**

*Who Must File:* All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

*When To File:* A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

*Where To File:* U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

*Copies Required:* Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

*Information Required:* A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

*Filing Fee:* There is no federal filing fee.

**State:**

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

**ATTENTION**

**Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.**

## A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☒ Manager of Brookwood Biscayne Tower Investors LLC

Brookwood CitiTower Co., LLC
Full Name (Last name first, if individual)

50 Dunham Road, Beverly, MA 01915
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☒ Managing Member of Brookwood Biscayne Tower Co., LLC

Trkla, Thomas N.
Full Name (Last name first, if individual)

50 DunhamRoad, Beverly, MA 01915
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☒ Managing Member of Brookwood Biscayne Tower Co., LLC

Mael, Joel A.
Full Name (Last name first, if individual)

135 0Avenue of the Americas, Suite 2701, New York, NY 10019
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ Managing Member of Brookwood Biscayne Tower Co., LLC

Brown, Thomas W.
Full Name (Last name first, if individual)

50 DunhamRoad, Beverly, MA 01915
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ Member

Frary, Richard S.
Full Name (Last name first, if individual)

1350 Avenue of the Americas, Suite 2701, New York, NY 10029
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

CCH S20618 0630

## B. INFORMATION ABOUT OFFERING

| | | Yes | No |
|---|---|---|---|
| 1. | Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? | ☐ | ☒ |

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? ........ $**

**The issuer, in its discretion, may accept subscriptions for less than the minimum amount.

| | | Yes | No |
|---|---|---|---|
| 3. | Does the offering permit joint ownership of a single unit? | ☒ | ☐ |

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

50 Dunham Road, Beverly, MA 01915

Name of Associated Broker or Dealer

Brookwood Securities Partners, L.P.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ........ ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| [redacted] | [redacted] | AZ | [redacted] | CA | CO | CT | DE | DC | FL | GA | HI | [redacted] |
| IL | IN | [redacted] | [redacted] | [redacted] | [redacted] | ME | MD | MA | MI | MN | [redacted] | MO |
| [redacted] | [redacted] | NV | NH | NJ | NM | NY | NC | [redacted] | OH | OK | [redacted] | PA |
| RI | SC | [redacted] | TN | TX | [redacted] | VT | VA | WA | [redacted] | WI | [redacted] | [redacted] |

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ........ ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| AL | AK | AZ | AR | CA | CO | CT | DE | DC | FL | GA | HI | ID |
| IL | IN | IA | KS | KY | LA | ME | MD | MA | MI | MN | MS | MO |
| MT | NE | NV | NH | NJ | NM | NY | NC | ND | OH | OK | OR | PA |
| RI | SC | SD | TN | TX | UT | VT | VA | WA | WV | WI | WY | PR |

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ........ ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| AL | AK | AZ | AR | CA | CO | CT | DE | DC | FL | GA | HI | ID |
| IL | IN | IA | KS | KY | LA | ME | MD | MA | MI | MN | MS | MO |
| MT | NE | NV | NH | NJ | NM | NY | NC | ND | OH | OK | OR | PA |
| RI | SC | SD | TN | TX | UT | VT | VA | WA | WV | WI | WY | PR |

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

## C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if the answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

| Type of Security | Aggregate Offering Price | Amount Already Sold |
|---|---|---|
| Debt | $ 0.00 | $ 0.00 |
| Equity | $ 0.00 | $ 0.00 |
| ☐ Common ☐ Preferred | | |
| Convertible Securities (including warrants) | $ 0.00 | $ 0.00 |
| Partnership Interests | $ 0.00 | $ 0.00 |
| Other (Specify limited liability company interests) | $ 16,350,000.00 | $ 16,376,800.00 |
| Total | $ 16,350,000.00 * | $ 16,376,800.00 |

* The Manager of the Issuer may increase the amount of the offering to $17,150,000 to the extent the Manager deems it advisable.

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

| | Number Investors | Aggregate Dollar Amount of Purchases |
|---|---|---|
| Accredited Investors | 182 | $ 16,376,000.00 |
| Non-accredited Investors | 0 | $ 0.00 |
| Total (for filings under Rule 504 only) | | $ |

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C — Question 1.

| Type of Offering | Type of Security | Dollar Amount Sold |
|---|---|---|
| Rule 505 | | $ |
| Regulation A | | $ |
| Rule 504 | | $ |
| Total | | $ |

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the insurer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

| | | |
|---|---|---|
| Transfer Agent's Fees | ☐ | $ |
| Printing and Engraving Costs | ☒ | $ 35,000.00 |
| Legal Fees | ☒ | $ 45,000.00 |
| Acquisition Fee | ☒ | $ 1,308,000.00 |
| Escrow and Blue Sky Filing Fees | ☒ | $ 12,835.00 |
| Sales Commissions (specify finders' fees separately) | ☒ | $ 1,308,000.00 |
| Other Expenses (identify) Non-accountable expense allowance | ☒ | $ 163,500.00 |
| Total | ☒ | $ 2,872,335.00 |

| C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS |
|---|

b. Enter the difference between the aggregate offering price given in response to Part C—Question 1 and total expenses furnished in response to Part C—Question 4.a. This difference is the "adjusted gross proceeds to the issuer." ........ $ 13,477,665.00

5. Indicate below the amount of the adjusted gross proceed to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C—Question 4.b above.

| | Payments to Officers, Directors, & Affiliates | Payments to Others |
|---|---|---|
| Salaries and fees | ☐ $ | ☐ $ |
| Purchase of real estate | ☐ $ | ☒ $ 10,500,000.00 |
| Purchase, rental or leasing and installation of machinery and equipment | ☐ $ | ☐ $ |
| Construction or leasing of plant buildings and facilities | ☐ $ | ☐ $ 0.00 |
| Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger) | ☐ $ | ☐ $ |
| Repayment of indebtedness | ☐ $ | ☐ $ |
| Working capital | ☐ $ | ☒ $ 2,641,115.00 |
| Other (specify): Real Estate Closing costs | ☐ $ | ☒ $ 254,050.00 |
| Financing costs | ☐ $ | ☒ $ 82,500.00 |
| Column Totals | ☐ $ | ☒ $ 13,477,665.00 |
| Total Payments Listed (column totals added) | ☒ $ 13,477,665.00 | |

| D. FEDERAL SIGNATURE |
|---|

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, *the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.*

| Issuer (Print or Type) | Signature | Date |
|---|---|---|
| Brookwood Biscayne Tower Investors, LLC | [signature] | 12-30-03 |
| Name of Signer (Print or Type) | Title of Signer (Print or Type) | |
| Thomas W. Brown | Managing Member of Brookwood Bayview Co., LLC, the sole Manager of Brookwood Bayview Investors, LLC | |

**ATTENTION**

**Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)**